Finance income/(costs) (Tables)	6 Months Ended
Jun. 30, 2025
Finance income/(costs)
Schedule of finance income/(costs)

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Interest income on deposits	609	614	1,243	1,168
Fair value movements on financial liabilities at fair value through profit and loss (note 14)	—	9,989	—	5,914
Fair value movements on warrant liabilities (note 13)	—	609	—	305
Foreign exchange gain	18,094	—	27,530	—
Other	4	3	—	10
Total finance income	18,707	11,215	28,773	7,397
Fair value movements on financial liabilities at fair value through profit and loss (note 14)	—	—	—	—
Fair value movements on warrant liabilities (note 13)	(296)	—	(324)	—
In-kind interest on financial liabilities at fair value through profit and loss (note 14)	—	(4,252)	—	(8,483)
Foreign exchange loss	—	(1)	—	(2,461)
Interest expense on leases	(41)	(40)	(78)	(82)
Other	—	—	—	—
Total finance costs	(337)	(4,293)	(402)	(11,026)
Fair value movements on financial liabilities at fair value through profit and loss (note 14)	—	—	258,719	—
Total related party finance income	—	—	258,719	—
In-kind interest on financial liabilities at fair value through profit and loss (note 14)	(2,805)	—	(5,782)	—
Fair value movements on financial liabilities at fair value through profit and loss (note 14)	(140,404)	—	—	—
Total related party finance costs	(143,209)	—	(5,782)	—
Net related party finance income	(143,209)	—	252,937	—
Net finance income/(costs)	(124,839)	6,922	281,308	(3,629)